INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Opening balance	$ 1,993	$ 1,119
Increase related to prior year tax positions	120	404
Decrease related to expiration of statutes of limitations	(242)	(353)
Increase related to current year tax positions	1,857	823
Closing balance	$ 3,728	$ 1,993